Exhibit 99.2

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Series Name	2022-2
Collection Period	December 2024
Payment Date	01/21/2025
Transaction Month	36
Anticipated Redemption Date	01/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$710,100,000.00	1.53%	07/20/2028
Class B	$57,000,000.00	1.83%	07/20/2028
Class C	$32,900,000.00	2.01%	07/20/2028

Total	$800,000,000.00

Series 2022-2 Available Funds and other sources of funds
Series 2022-2 Allocation Percentage x Group One Available Funds	$54,827,462.92
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$8,767,123.29
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption	$800,000,000.00
Total Available Funds	$863,594,586.21

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,767,123.29
Required Reserve Amount	$0.00
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	8,767,123.29
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$0.00

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$58.76	$58.76	$0.00	$0.00	$863,594,527.45
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$863,593,277.45
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$863,593,277.45
Asset Representations Reviewer Fee	$29.69	$29.69	$0.00	$0.00	$863,593,247.76
Servicing Fee	$590,761.35	$590,761.35	$0.00	$0.00	$863,002,486.41
Class A Note Interest	$905,377.50	$905,377.50	$0.00	$0.00	$862,097,108.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$862,097,108.91
Class B Note Interest	$86,925.00	$86,925.00	$0.00	$0.00	$862,010,183.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$862,010,183.91
Class C Note Interest	$55,107.50	$55,107.50	$0.00	$0.00	$861,955,076.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$861,955,076.41
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$861,955,076.41
Regular Priority Principal Payment	$800,000,000.00	$800,000,000.00	$0.00	$0.00	$61,955,076.41
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$61,955,076.41
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$61,955,076.41
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$61,955,076.41
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$61,955,076.41
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$61,955,076.41
Class R Interest	$61,955,076.41	$61,955,076.41	$0.00	$0.00	$0.00

Total	$863,594,586.21	$863,594,586.21	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$800,000,000.00
Accelerated Note Balances	$0.00

Total	$800,000,000.00

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$710,100,000.00	$0.00	$905,377.50	$0.00	$0.00	$711,005,377.50
Class B	$57,000,000.00	$0.00	$86,925.00	$0.00	$0.00	$57,086,925.00
Class C	$32,900,000.00	$0.00	$55,107.50	$0.00	$0.00	$32,955,107.50

Total	$800,000,000.00	$0.00	$1,047,410.00	$0.00	$0.00	$801,047,410.00

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$0.00	$0.00	$0.00	$0.00
Class B	$0.00	$0.00	$0.00	$0.00
Class C	$0.00	$0.00	$0.00	$0.00

Total				$0.00

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$710,100,000.00	1.00	$0.00	0.00
Class B	$57,000,000.00	1.00	$0.00	0.00
Class C	$32,900,000.00	1.00	$0.00	0.00

Total	$800,000,000.00	1.00	$0.00	0.00

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$0.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Verizon Master Trust - VZMT 2022-2

Monthly Investor Report

Group Name	One

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

EU/UK Risk Retention Disclosure

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated January 25, 2022 and executed in connection with Series 2022-2. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement.